Financial Instruments - Summary of Financial Assets that are Measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022		May 01, 2021	[1]	Apr. 30, 2021
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	$ 661,676	$ 410,505	[1]	$ 395,007
Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	13,924	18,642				$ 36,571
Financial assets at FVTPL - unlisted equity securities | Level 2 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	$ 489	488
Valuation technique(s) and key inputs	The fair values of unlisted equity investments are determined with reference to the recent transaction price of the investments.
Movie income right investments [Member] | Level 3 of fair value hierarchy [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	$ 13,924	8,039				$ 10,445
Market approach [member] | Financial assets at FVTPL - unlisted equity securities | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	$ 0	10,603
Valuation technique(s) and key inputs	Market approach - the option pricing model (“OPM”) backsolve approach was used to calculate the implied equity value of the investee. Once an overall equity value was determined, amounts were allocated to the various classes of equity based on the securityclass preferences. The inputs to the OPM backsolve approach are the recent transaction price for capital structure, probability of IPO, redemption and liquidation, the risk-free interest rate and expected volatility.
Significant unobservable input(s)	Expected volatility ranged from 57.4% to 68.6% as at April 30, 2022, respectively, taking into account peer companies’ volatility used by market participants when pricing the investment (note (i)).
Income approach [member] | Movie income right investments [Member] | Level 3 of fair value hierarchy [member] | Recurring fair value measurement [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Fair value	$ 13,924	$ 8,039
Valuation technique(s) and key inputs	Income approach - in this approach, the discounted cash flow method was used to capture the present value of the expected future economic benefits to be derived from the investments in these movie income right investments, based on an appropriate discount rate.
Significant unobservable input(s)	Discount rate, taking into account weighted average cost of capital determined using a Capital Asset Pricing Model ranged from 10.40% to 12.59% and 10.40% to 13.67% as at April 30, 2022 and 2023 (note (ii)) and expected ticket sales performance and expected movie production costs.

[1]	The comparative consolidated financial statements have been re-presented from Hong Kong dollar to US$ to reflect the Company’s change in presentation currency. See note 1.